Acquisitions, Goodwill and Intangible Assets (Details 1) - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Equity instruments issued	204,750	835,810
Series Of Individual Business Acquisitions [Member]
Equity instruments issued	1,040,560